Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ 403	$ (6)	$ 534
Less: Comprehensive income attributable to noncontrolling interests	(1)	(5)	(12)
Comprehensive income attributable to Willis Group Holdings	402	(11)	522
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	402	(11)	522
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	402	(11)	522
Guarantor Companies [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	462	69	565
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	462	69	565
Trinity Acquisition Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	400	(5)	504
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	400	(5)	504
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	455	49	636
Less: Comprehensive income attributable to noncontrolling interests	(1)	(5)	(12)
Comprehensive income attributable to Willis Group Holdings	454	44	624
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income		(3)	(1,263)
Less: Comprehensive income attributable to noncontrolling interests		0	0
Comprehensive income attributable to Willis Group Holdings		(3)	(1,263)
Consolidation, Eliminations [Member] | Consolidation entries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(1,316)	(108)	(1,693)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (1,316)	$ (108)	$ (1,693)